20. Restrictions on Cash	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restrictions on Cash

The Federal Reserve Bank requires the Bank to maintain reserve balances. The total of those reserve balances including available vault cash at December 31, 2014 and 2013 was $9,455 and $10,311 respectively.